Form N-1A Cover	Apr. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Deutsche DWS Institutional Funds Deutsche DWS Institutional Funds
Entity Central Index Key	0000862157
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 28, 2026
Prospectus Date	May 01, 2026